Notes Payable and Convertible Notes - Schedule of Convertible Notes Payable and Accrued Interest (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020
Interest		$ 6,981
Notes Payable [Member]
Total	$ 129,720	76,350
Notes Payable [Member] | Related Party [Member]
Debt Principal	49,826	59,642
Interest		1,613
Total	49,826	61,255
Notes Payable [Member] | Third parties [Member]
Debt Principal	79,634	15,000
Interest	260	95
Total	79,894	15,095
Convertible Note Payable [Member]
Total	280,000	286,981
Convertible Note Payable [Member] | Related Party [Member]
Debt Principal
Interest
Total
Convertible Note Payable [Member] | Third parties [Member]
Debt Principal	280,000	280,000
Interest		6,981
Total	$ 280,000	$ 286,981